Subsequent Events (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Mar. 28, 2022	Jan. 06, 2022	Dec. 08, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Jan. 31, 2022	Jan. 25, 2021	Dec. 31, 2019
Subsequent Event [Line Items]
Debt face amount				$ 2,000,000		$ 525,000				$ 300,000
Number of stock issued for purchase value					$ 525,000
Transaction costs									$ 334,000
Common stock issued in public offering, shares						1,146,000
Common Stock [Member]
Subsequent Event [Line Items]
Common Stock issued for intellectual property, shares					125,175
Number of stock issued for purchase value					$ 125
Common stock issued in public offering, shares					11,066,258	1,146,000
Next Frontier Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Debt face amount		$ 5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt face amount		$ 1,000,000
Debt instrument, term		6 months
Debt interest percentage		8.00%
Subsequent Event [Member] | Next Frontier Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Transaction costs								$ 755,000
Subsequent Event [Member] | Oppenheimer & Co [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common Stock issued for intellectual property, shares	1,959,590
Number of stock issued for purchase value	$ 2,090,678
Share price	$ 1.09
Two Investor Relation Agreement [Member]
Subsequent Event [Line Items]
Common stock issued in public offering, shares				225,000
Secured Promissory Note [Member] | Stock Pruchase Agreement [Member]
Subsequent Event [Line Items]
Debt face amount			$ 10,000,000
Debt instrument, term			6 months
Debt interest percentage			8.00%
Secured Promissory Note [Member] | Stock Pruchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Imapirment charges							$ 10,000,000
Revolving Secured Promissory Note [Member] | Subsequent Event [Member] | Next Frontier Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Debt face amount		$ 5,000,000